Interest receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of impairment losses
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Interest receivables	8,839	-
Less: credit impairment losses	(1,782)	-
Interest receivable, net of credit impairment losses	7,057	-

Schedule of changes in credit impairment losses

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Credit impairment losses as at January 1	508	1,782
Changes on initial application of IFRS 9	1,944	-
Transfer to loans receivable credit impairment losses	(670)	(1,782)
Credit impairment losses as at December 31	1,782	-